Financing receivables, net - Aging analysis based on customer type, origination year and delinquency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing receivables, net
Past due financing receivables	¥ 209,038	¥ 189,235
Current financing receivables	4,067,940	2,295,324
Total financing receivables	4,276,978	2,484,559
Property transaction related business
Financing receivables, net
Past due financing receivables	197,595	186,685
Current financing receivables	3,748,624	1,882,360
Total financing receivables	3,946,219	2,069,045
Property transaction related business | 2017
Financing receivables, net
Past due financing receivables	6,652
Current financing receivables	0
Total financing receivables	6,652
Property transaction related business | 2018
Financing receivables, net
Past due financing receivables	80,917
Current financing receivables	0
Total financing receivables	80,917
Property transaction related business | 2019
Financing receivables, net
Past due financing receivables	42,822
Current financing receivables	0
Total financing receivables	42,822
Property transaction related business | 2020
Financing receivables, net
Past due financing receivables	67,204
Current financing receivables	3,748,624
Total financing receivables	3,815,828
Non-property transaction related business
Financing receivables, net
Past due financing receivables	11,443	2,550
Current financing receivables	319,316	412,964
Total financing receivables	330,759	415,514
Non-property transaction related business | 2017
Financing receivables, net
Past due financing receivables	481
Current financing receivables	0
Total financing receivables	481
Non-property transaction related business | 2018
Financing receivables, net
Past due financing receivables	409
Current financing receivables	17,399
Total financing receivables	17,808
Non-property transaction related business | 2019
Financing receivables, net
Past due financing receivables	7,783
Current financing receivables	119,070
Total financing receivables	126,853
Non-property transaction related business | 2020
Financing receivables, net
Past due financing receivables	2,770
Current financing receivables	182,847
Total financing receivables	185,617
1 - 29 Days Past Due
Financing receivables, net
Past due financing receivables	43,365	34,876
1 - 29 Days Past Due | Property transaction related business
Financing receivables, net
Past due financing receivables	41,807	34,825
1 - 29 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Past due financing receivables	0
1 - 29 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Past due financing receivables	0
1 - 29 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Past due financing receivables	0
1 - 29 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Past due financing receivables	41,807
1 - 29 Days Past Due | Non-property transaction related business
Financing receivables, net
Past due financing receivables	1,558	51
1 - 29 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Past due financing receivables	168
1 - 29 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Past due financing receivables	9
1 - 29 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Past due financing receivables	612
1 - 29 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Past due financing receivables	769
30 - 59 Days Past Due
Financing receivables, net
Past due financing receivables	10,607	17,807
30 - 59 Days Past Due | Property transaction related business
Financing receivables, net
Past due financing receivables	9,006	17,797
30 - 59 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Past due financing receivables	0
30 - 59 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Past due financing receivables	0
30 - 59 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Past due financing receivables	0
30 - 59 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Past due financing receivables	9,006
30 - 59 Days Past Due | Non-property transaction related business
Financing receivables, net
Past due financing receivables	1,601	10
30 - 59 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Past due financing receivables	313
30 - 59 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Past due financing receivables	0
30 - 59 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Past due financing receivables	1,025
30 - 59 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Past due financing receivables	263
60 - 89 Days Past Due
Financing receivables, net
Past due financing receivables	2,937	9,388
60 - 89 Days Past Due | Property transaction related business
Financing receivables, net
Past due financing receivables	1,965	9,386
60 - 89 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Past due financing receivables	0
60 - 89 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Past due financing receivables	0
60 - 89 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Past due financing receivables	0
60 - 89 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Past due financing receivables	1,965
60 - 89 Days Past Due | Non-property transaction related business
Financing receivables, net
Past due financing receivables	972	2
60 - 89 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Past due financing receivables	0
60 - 89 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Past due financing receivables	0
60 - 89 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Past due financing receivables	794
60 - 89 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Past due financing receivables	178
90 - 179 Days Past Due
Financing receivables, net
Past due financing receivables	15,681	10,461
90 - 179 Days Past Due | Property transaction related business
Financing receivables, net
Past due financing receivables	11,521	10,355
90 - 179 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Past due financing receivables	0
90 - 179 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Past due financing receivables	0
90 - 179 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Past due financing receivables	0
90 - 179 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Past due financing receivables	11,521
90 - 179 Days Past Due | Non-property transaction related business
Financing receivables, net
Past due financing receivables	4,160	106
90 - 179 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Past due financing receivables	0
90 - 179 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Past due financing receivables	63
90 - 179 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Past due financing receivables	2,862
90 - 179 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Past due financing receivables	1,235
180 days or greater Past Due
Financing receivables, net
Past due financing receivables	136,448	116,703
180 days or greater Past Due | Property transaction related business
Financing receivables, net
Past due financing receivables	133,296	114,322
180 days or greater Past Due | Property transaction related business | 2017
Financing receivables, net
Past due financing receivables	6,652
180 days or greater Past Due | Property transaction related business | 2018
Financing receivables, net
Past due financing receivables	80,917
180 days or greater Past Due | Property transaction related business | 2019
Financing receivables, net
Past due financing receivables	42,822
180 days or greater Past Due | Property transaction related business | 2020
Financing receivables, net
Past due financing receivables	2,905
180 days or greater Past Due | Non-property transaction related business
Financing receivables, net
Past due financing receivables	3,152	¥ 2,381
180 days or greater Past Due | Non-property transaction related business | 2017
Financing receivables, net
Past due financing receivables	0
180 days or greater Past Due | Non-property transaction related business | 2018
Financing receivables, net
Past due financing receivables	337
180 days or greater Past Due | Non-property transaction related business | 2019
Financing receivables, net
Past due financing receivables	2,490
180 days or greater Past Due | Non-property transaction related business | 2020
Financing receivables, net
Past due financing receivables	¥ 325